Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013
RBC BlueBay Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
One Year	rr_ExpenseExampleYear01	$ 528
Three Years	rr_ExpenseExampleYear03	881
Five Years	rr_ExpenseExampleYear05	1,259
Ten Years	rr_ExpenseExampleYear10	2,316
RBC BlueBay Global High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	82
Three Years	rr_ExpenseExampleYear03	399
Five Years	rr_ExpenseExampleYear05	739
Ten Years	rr_ExpenseExampleYear10	$ 1,700
RBC BlueBay Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Global High Yield Bond Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such aslitigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.